Cover	Feb. 12, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 12, 2024
Entity File Number	001-40251
Entity Registrant Name	Newbury Street Acquisition Corporation
Entity Central Index Key	0001831978
Entity Tax Identification Number	85-3985188
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	121 High Street
Entity Address, Address Line Two	Floor 3
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	893-3057
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one-half of one redeemable warrant
Trading Symbol	NBSTU
Security Exchange Name	NASDAQ
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NBST
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock for $11.50
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock for $11.50
Trading Symbol	NBSTW
Security Exchange Name	NASDAQ